Business Combination and Divestiture of Wholly Owned Subsidiaries (Details) - USD ($)	2 Months Ended
	Aug. 01, 2022	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Business Acquisition [Line Items]
Operating lease right-of-use assets		$ 406,308	$ 494,755	$ 4,920,454
Goodwill		$ 0	$ (0)	$ 68,885,853	$ 14,984,768
Endeavor Crude, LLC [Member]
Business Acquisition [Line Items]
Common stock	$ 10,422,651
Series A preferred stock	105,897,817
Fair value of total consideration paid	116,320,468
Current assets	16,269,087
Operating lease right-of-use assets	4,470,405
Property, plant and equipment, net (includes finance lease right of use assets, net)	87,706,385
Other assets	1,205,887
Contract-based intangible assets	31,304,400
Total assets acquired	140,956,163
Current liabilities	51,370,473
Long term liabilities	27,166,307
Total liabilities acquired	78,536,780
Total net assets acquired	62,419,383
Goodwill	$ 53,901,085